Financial Instruments - Schedule of Net Foreign Exchange Exposure at End of Year After-tax Earnings Decreased or Increased by Approximately the Following Amounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Foreign exchange exposure sensitivity	$ (26)
Impact on profit (loss)		$ 2,590